ACQUISITION OF EMERGEN ENERGY LLC (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended
	Apr. 24, 2024	Apr. 24, 2024	Jan. 31, 2024	Jun. 30, 2024
Business Acquisition [Line Items]
Transaction value	$ 22,222,200
Shares issued, price per share	$ 0.10	$ 0.10
Payment for fee				$ 29,025,000.00
B E S S Development Fees [Member]
Business Acquisition [Line Items]
Payment for fee				9,825,000.00
Solar Development Fees [Member]
Business Acquisition [Line Items]
Payment for fee				$ 19,200,000.00
Maximum [Member]
Business Acquisition [Line Items]
Capital infusion			$ 50,000,000
Project Management Services Agreement [Member]
Business Acquisition [Line Items]
Payment for fee percentage				50.00%
Initial fee percentage				62.50%
Project Management Services Agreement [Member] | B E S S Development Fees [Member]
Business Acquisition [Line Items]
Payment for fee				$ 9,825,000
Share price				$ 0.03
Project Management Services Agreement [Member] | Solar Development Fees [Member]
Business Acquisition [Line Items]
Payment for fee				$ 19,200,000
Share price				$ 0.03
Project Management Services Agreement [Member] | Other Development Fees [Member]
Business Acquisition [Line Items]
Share price				$ 0.02
Payment for fee percentage				50.00%
Emergen Energy L L C [Member] | Membership Interest Purchase Agreement [Member]
Business Acquisition [Line Items]
Number of unregistered common shares		222,222,000
Voting interests acquired	100.00%	100.00%
C And C Johnson Holdings L L C [Member] | Membership Interest Purchase Agreement [Member]
Business Acquisition [Line Items]
Voting interests acquired	31.30%	31.30%
Number of shares of common stock		711,090,664